UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:    USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               ADYM W. RYGMYR
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   MAY 31

Date of Reporting Period:  AUGUST 31, 2012

ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA MUTUAL FUNDS TRUST - 1ST QUARTER REPORT - PERIOD ENDED AUGUST 31, 2012


[LOGO OF USAA]
    USAA(R)

PORTFOLIO OF INVESTMENTS
1ST QUARTER
USAA MANAGED ALLOCATION FUND
AUGUST 31, 2012

                                                                      (Form N-Q)

93925-1012                                   (C)2012, USAA. All rights reserved.

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PORTFOLIO OF INVESTMENTS

USAA MANAGED ALLOCATION FUND

August 31, 2012 (unaudited)

                                                                                                 MARKET
NUMBER                                                                                            VALUE
OF SHARES      SECURITY                                                                           (000)
-------------------------------------------------------------------------------------------------------
               PRECIOUS METALS AND MINERALS SECURITIES (2.6%)

               GOLD (2.5%)

               AUSTRALIAN GOLD COMPANIES (0.2%)
    60,000     Newcrest Mining Ltd.(a)                                                         $  1,557
                                                                                               --------
               NORTH AMERICAN GOLD COMPANIES (2.3%)
    40,000     Agnico-Eagle Mines Ltd.                                                            1,933
   120,000     Eldorado Gold Corp.                                                                1,593
    55,000     Goldcorp, Inc.                                                                     2,261
   100,000     IAMGOLD Corp.                                                                      1,310
   150,000     Kinross Gold Corp.                                                                 1,335
    48,000     Newmont Mining Corp.                                                               2,433
   140,000     Yamana Gold, Inc.                                                                  2,398
                                                                                               --------
                                                                                                 13,263
                                                                                               --------
               Total Gold (cost $18,771)                                                         14,820
                                                                                               --------
               PLATINUM GROUP METALS (0.1%)
    30,000     Impala Platinum Holdings Ltd.                                                        475
                                                                                               --------
               Total Precious Metals and Minerals Securities (cost: $19,445)                     15,295
                                                                                               --------
               EQUITY EXCHANGE-TRADED FUNDS (38.5%)
   192,060     iShares MSCI EAFE Index Fund                                                       9,910
   219,159     iShares MSCI Germany Index Fund                                                    4,651
   277,480     iShares Russell 2000 Index Fund                                                   22,529
   343,813     iShares S&P MidCap 400 Index Fund                                                 33,432
    75,910     SPDR Gold Shares Trust*                                                           12,466
   453,470     SPDR S&P 500 Trust                                                                64,048
    87,443     Vanguard Dividend Appreciation ETF                                                 5,150
 1,749,187     Vanguard MSCI Emerging Markets ETF                                                70,230
                                                                                               --------
               Total Equity Exchange-Traded Funds (cost: $211,569)                              222,416
                                                                                               --------
               FIXED INCOME EXCHANGE-TRADED FUNDS (48.5%)
   373,115     iShares Barclays 1-3 Year Credit Bond Fund                                        39,371
   117,051     iShares Barclays 20 Year Treasury Bond Fund                                       14,950
    45,285     iShares Barclays Intermediate Credit Bond Fund                                     5,032
    42,889     iShares Barclays TIPS Bond Fund                                                    5,195
   778,942     iShares iBoxx High Yield Corporate Bond Fund                                      71,920
 1,133,232     iShares iBoxx Investment Grade Corporate Bond Fund                               136,928
    87,500     Vanguard Short-Term Corporate Bond Fund                                            7,008
                                                                                               --------
               Total Fixed Income Exchange-Traded Funds (cost: $265,520)                        280,404
                                                                                               --------

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1  | USAA Managed Allocation Fund
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
                                                                                                 MARKET
NUMBER                                                                                            VALUE
OF SHARES      SECURITY                                                                           (000)
-------------------------------------------------------------------------------------------------------
               MONEY MARKET INSTRUMENTS (10.4%)

               MONEY MARKET FUNDS (10.4%)
59,998,822     State Street Institutional Liquid Reserve Fund, 0.19% (b)(cost: $59,999)        $ 59,999
                                                                                               --------

               TOTAL INVESTMENTS (COST: $556,533)                                              $578,114
                                                                                               ========

($ IN 000s)                                               VALUATION HIERARCHY
                                                          -------------------

                                                (LEVEL 1)       (LEVEL 2)      (LEVEL 3)
                                              QUOTED PRICES       OTHER       SIGNIFICANT
                                                IN ACTIVE      SIGNIFICANT    UNOBSERVABLE
                                                 MARKETS        OBSERVABLE       INPUTS
                                              FOR IDENTICAL       INPUTS
ASSETS                                           ASSETS                                          TOTAL
------------------------------------------------------------------------------------------------------
Precious Metals and Minerals Securities:
  Common Stocks                                   $13,738         $1,557           $--         $15,295
Equity Exchange-Traded Funds                      222,416             --            --         222,416
Fixed Income Exchange-Traded Funds                280,404             --            --         280,404
Money Market Instruments:
  Money Market Funds                               59,999             --            --          59,999
------------------------------------------------------------------------------------------------------
Total                                            $576,557         $1,557           $--        $578,114
------------------------------------------------------------------------------------------------------

For the period of June 1, 2012 through August 31, 2012, a common stock with a fair value of $1,456,000 was transferred from Level 1 to Level 2. Due to an assessment of events at the end of the reporting period, these securities had adjustments to their foreign market closing prices to reflect changes in value that occurred after the close of foreign markets and prior to the close of the U.S. securities markets. The Fund's policy is to recognize any transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

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                                                   Portfolio of Investments |  2

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NOTES TO PORTFOLIO OF INVESTMENTS

August 31, 2012 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company organized as a Delaware statutory trust consisting of 50 separate funds. The information presented in this quarterly report pertains only to the USAA Managed Allocation Fund (the Fund), which is classified as nondiversified under the 1940 Act.

The Fund is not offered for sale directly to the general public and is available currently for investment through a USAA managed account program or other persons or legal entities that the Fund may approve from time to time.

A. SECURITY VALUATION -- The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager). Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to

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3  | USAA Managed Allocation Fund

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local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices generally is used.

2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, the Manager, an affiliate of the Fund, and one of the Fund's subadvisers, if applicable, will monitor for events that would materially affect the value of the Fund's foreign securities. The Fund's subadvisers have agreed to notify the Manager of significant events they identify that would materially affect the value of the Fund's foreign securities. If the Manager determines that a particular event would materially affect the value of the Fund's foreign securities, then the Manager, under valuation procedures approved by the Trust's Board of Trustees, will consider such available information that it deems relevant to determine a fair value for the affected foreign securities. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

3. Investments in open-end investment companies, hedge, or other funds, other than ETFs, are valued at their NAV at the end of each business day.

4. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

5. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager in consultation with the Fund's subadvisers, if applicable, under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

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                                          Notes to Portfolio of Investments |  4

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B. FAIR VALUE MEASUREMENTS -- Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 -- inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 -- inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices. Level 2 securities include certain common stocks traded on foreign exchanges, whose fair values at the reporting date included an adjustment to reflect changes occurring subsequent to the close of trading in the foreign markets but prior to the close of trading in comparable U.S. securities markets.

Level 3 -- inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. As of August 31, 2012, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of August 31, 2012, were $26,124,000 and $4,543,000, respectively, resulting in net unrealized appreciation of $21,581,000.

D. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $578,297,000 at August 31, 2012, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 16.9% of net assets as of August 31, 2012.

E. The Fund may rely on certain Securities and Exchange Commission (SEC) exemptive orders or rules that permit funds meeting various conditions to invest in an exchange-traded fund (ETF) in amounts exceeding limits set forth in the Investment Company Act of 1940 that would otherwise be applicable.

SPECIFIC NOTES

(a) Security was fair valued at August 31, 2012, by the Manager in accordance with valuation procedures approved by the Trust's Board of Trustees.

(b) Rate represents the money market fund annualized seven-day yield at August 31, 2012.

*      Non-income-producing security.

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5  | USAA Managed Allocation Fund


ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.







                                  SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended August 31, 2012

By:*     /S/ ADYM W. RYGMYR
         --------------------------------------------------------------
         Signature and Title:  Adym W. Rygmyr, Secretary

Date:     10/25/2012
         -------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /S/ DANIEL S. MCNAMARA
         --------------------------------------------------------------
         Signature and Title:  Daniel S. McNamara, President

Date:     10/26/2012
         ------------------------------


By:*     /S/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:     10/26/2012
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.